Investment Property, Net - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Investment property	₩ 994,781	₩ 878,227	₩ 928,615
Fair value [member] | 6 Subsidiaries, including POSCO(Dalian) IT Center Development Co.,Ltd [member]
Disclosure of detailed information about investment property [line items]
Investment property	₩ 2,136,187